Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Income Taxes [Abstract]
Profit (loss) before income taxes from continuing operations	$ 84,780	$ 126,469		$ 51,056
Primary tax rate of the Company	23.00%	23.00%		23.00%
Tax calculated according to the Company’s primary tax rate	$ 19,499	$ 29,088		$ 11,743
Increase (decrease) in income taxes Additional tax (tax saving) in respect of:
No controlling share in the profits / losses of investee partnerships	(1,779)	(1,653)		(896)
Different tax rate of foreign subsidiaries	(2,557)	(2,080)		(1,644)
Non-deductible expenses and exempt income	2,302	1,662		3,150
Exempt income	(390)	(1,282)		(1,170)
Utilization of tax losses and benefits from prior years	1,126	924		310
Temporary difference in respect of subsidiaries for which deferred taxes were not recognized	1,537	3,433		1,270
Change in taxes in respect of previous years	(1,420)	1,847		143
Other tax effects for reconciliation between accounting profit and tax expense (income)	(43)	183		37
Total income taxes from continuing operations as presented in profit or loss	$ (18,275)	$ (28,428)	[1]	$ (12,943)	[1]

[1]	The Consolidated Statements of Income have been adjusted to present comparable information for the previous years. For additional details please see Note 2R.